Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	6/30/2023	12/31/2022

Europe, Middle East and Africa	286.1	246.8
thereof Switzerland	259.6	222.0
Americas	74.0	59.9
thereof the United States	72.6	58.5
Asia-Pacific	21.4	24.1
Non-current assets	381.5	330.9